Document and Entity Information	0 Months Ended
Apr. 30, 2014
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2014
Registrant Name	VALIC Co II
Central Index Key	0001062374
Amendment Flag	false
Document Creation Date	Apr. 30, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Jan. 01, 2014
Capital Appreciation Fund | Capital Appreciation Fund
Risk/Return:
Trading Symbol	VCCAX
Core Bond Fund | Core Bond Fund
Risk/Return:
Trading Symbol	VCCBX
High Yield Bond Fund | High Yield Bond Fund
Risk/Return:
Trading Symbol	VCHYX
International Opportunities Fund | International Opportunities Fund
Risk/Return:
Trading Symbol	VISEX
Large Cap Value Fund | Large Cap Value Fund
Risk/Return:
Trading Symbol	VACVX
Mid Cap Growth Fund | Mid Cap Growth Fund
Risk/Return:
Trading Symbol	VAMGX
Mid Cap Value Fund | Mid Cap Value Fund
Risk/Return:
Trading Symbol	VMCVX
Small Cap Growth Fund | Small Cap Growth Fund
Risk/Return:
Trading Symbol	VASMX
Small Cap Value Fund | Small Cap Value Fund
Risk/Return:
Trading Symbol	VCSVX
Socially Responsible Fund | Socially Responsible Fund
Risk/Return:
Trading Symbol	VCSRX
Strategic Bond Fund | Strategic Bond Fund
Risk/Return:
Trading Symbol	VCSBX